Property and Equipment, Net (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 214,082	$ 204,147
Accumulated depreciation and amortization	(122,884)	(113,645)
Property and equipment, net	91,198	90,502
Land
Property, Plant and Equipment [Line Items]
Property and equipment, gross	820	820
Buildings and Improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross	74,486	71,082
Machinery, Vehicles and Equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	76,117	74,640
Furniture and Fixtures
Property, Plant and Equipment [Line Items]
Property and equipment, gross	15,282	15,090
Computer Hardware and Software
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 47,377	$ 42,515